Fair Values of Assets and Liabilities - Estimated Fair Values of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Financial Assets
Cash and due from banks	$ 56,502	$ 61,192
Investment securities held-to-maturity	66,275	74,088
Financial Liabilities
Time deposits	54,769	52,273
Long-term debt	58,002	51,480
Carrying Amount
Financial Assets
Cash and due from banks	56,502	61,192
Federal funds sold and securities purchased under resale agreements	6,380	2,543
Investment securities held-to-maturity	78,634	84,045
Loans held for sale	322	190
Loans, net of allowance for losses	372,249	366,456
Other	2,482	2,377
Financial Liabilities
Time deposits	49,015	49,455
Short-term borrowings	13,583	12,976
Long-term debt	57,611	51,480
Other	5,220	5,432
Fair Value
Financial Assets
Cash and due from banks	56,502	61,192
Federal funds sold and securities purchased under resale agreements	6,380	2,543
Investment securities held-to-maturity	66,275	74,088
Loans held for sale	322	190
Loans, net of allowance for losses	365,628	362,849
Other	2,482	2,377
Financial Liabilities
Time deposits	49,156	49,607
Short-term borrowings	13,419	12,729
Long-term debt	56,441	49,697
Other	5,220	5,432
Fair Value | Level 1
Financial Assets
Cash and due from banks	56,502	61,192
Federal funds sold and securities purchased under resale agreements	0	0
Investment securities held-to-maturity	1,275	1,310
Loans held for sale	0	0
Loans, net of allowance for losses	0	0
Other	0	0
Financial Liabilities
Time deposits	0	0
Short-term borrowings	0	0
Long-term debt	0	0
Other	0	0
Fair Value | Level 2
Financial Assets
Cash and due from banks	0	0
Federal funds sold and securities purchased under resale agreements	6,380	2,543
Investment securities held-to-maturity	65,000	72,778
Loans held for sale	0	0
Loans, net of allowance for losses	0	0
Other	1,767	1,863
Financial Liabilities
Time deposits	49,156	49,607
Short-term borrowings	13,419	12,729
Long-term debt	56,441	49,697
Other	1,369	1,406
Fair Value | Level 3
Financial Assets
Cash and due from banks	0	0
Federal funds sold and securities purchased under resale agreements	0	0
Investment securities held-to-maturity	0	0
Loans held for sale	322	190
Loans, net of allowance for losses	365,628	362,849
Other	715	514
Financial Liabilities
Time deposits	0	0
Short-term borrowings	0	0
Long-term debt	0	0
Other	$ 3,851	$ 4,026